Note 5 - Loss Per Share	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Earnings Per Share [Text Block]
NOTE
5
- LOSS PER SHARE

The following table presents the shares used in the basic and diluted loss per common share computations:

	Year Ended December 31,
	2016	2015
Numerator:
Net loss available in basic and diluted calculation	$(6,526,014)	$(4,790,530)
Other comprehensive income:
Unrealized gain (loss) from marketable securities	1,501	-
Comprehensive (loss)	(6,524,513)	(4,790,530)
Denominator:
Weighted average common shares outstanding-basic	2,823,345	155,233

Effect of dilutive stock options, warrants and preferred stock (1)	-	-

Weighted average common shares outstanding-basic	2,823,345	155,233

Loss per common share-basic and diluted	$(2.31)	$(30.86)

(1)
The number of shares underlying options and warrants outstanding as of
December
31,
2016
and
December
31,
2015
are
1,036,744
and
354,449,
respectively. The number of shares underlying the preferred stock as of
December
31,
2016
is
79,246.
The effect of the shares that would be issued upon exercise of such options, warrants and preferred stock has been excluded from the calculation of diluted loss per share because those shares are anti-dilutive.